Credit Risk and Concentrations (Details Textual) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Vendor	Sep. 30, 2016 USD ($) Vendor	Dec. 31, 2016 USD ($) Vendor	Dec. 31, 2015 USD ($) Vendor
Credit Risk and Concentrations (Textual)
Number of vendors			2	1
Vendor One [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage					50.00%	56.00%
Number of vendors					1	2
Vendor Two [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage						11.00%
Number of vendors						2
Accounts payable [Member] | Vendor One [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			27.00%	56.00%	43.00%	40.00%
Purchases from vendors | $	$ 0.7		$ 6.5		$ 16.3	$ 24.6
Number of vendors					1	2
Accounts payable [Member] | Vendor Two [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			13.00%			22.00%
Purchases from vendors | $	$ 2.8	$ 3.7	$ 2.8	$ 13.5		$ 2.8
Number of vendors						2
Accounts Receivable [Member] | Customer A [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			21.00%		18.00%	12.00%
Accounts Receivable [Member] | Customer B [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			16.00%		14.00%	11.00%
Accounts Receivable [Member] | Customer C [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				51.00%	29.00%
Accounts Receivable [Member] | Customer E [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage						12.00%
Accounts Receivable [Member] | Customer G [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage						12.00%